August 15, 2005

Via EDGAR

Division of Corporation Finance

Securities and Exchange Commission

Attn: Matthew J. Maulbeck

100 F St., N.E.

Washington D.C. 20549

Re:	Impac Mortgage Holdings, Inc.

Item 4.01 Form 8-K

Filed June 10, 2005

File No. 1-14100

Dear Mr. Maulbeck:

Based upon the Securities and Exchange Commission’s (the “Commission”) review of the above-referenced filing, the Commission issued a comment letter, dated July 21, 2005. As requested in the that comment letter and in conjunction with the Company’s response to that letter, Impac Mortgage Holdings, Inc. (the “Company”) hereby acknowledges that it is responsible for the adequacy and accuracy of the disclosure in filings made by the Company. Further, the Company acknowledges that comments received from or changes made to disclosure in response to comments by the staff of the Commission do not foreclose the Commission from taking any action with respect to the Company’s filings. The Company acknowledges that it may not assert comments received from the Commission staff as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any other questions concerning this letter, you may contact me at (949) 475-3600.

Very truly yours,

/s/ Gretchen D. Verdugo

Gretchen D. Verdugo

Executive Vice President and

Chief Accounting Officer